CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 28,404	176,961	100,000
Accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	17,473	108,860	82,008
Notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.			4,578
Accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	20,045	124,885	96,189
Advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,688	22,976	23,238
Income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,772	23,503	5,634
Amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	14,151	88,162	96,618
Current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	5,894	36,719	26,012
Amount due to related parties non-current of the Consolidated VIE without recourse to 21Vianet Group, Inc.	8,140	50,715	124,493
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	8,403	52,352	73,896
Unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc.	1,981	12,340	26,712
Deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc.	6,695	41,712	39,682
Deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 3,016	18,793	5,819
Ordinary shares, par value				$ 0.00001	0.00001	0.00001	$ 0.00001	0.00001	0.00001
Ordinary shares, shares authorized				470,000,000	470,000,000	470,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued				282,959,863	282,959,863	180,993,644	64,038,642	64,038,642	154,632,392
Ordinary shares, shares outstanding				282,959,863	282,959,863	180,993,644	64,038,642	64,038,642	154,632,392